Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,510,000.00
Previously Paid Amount	2,418.13
Total Fee Amount	4,765.83
Total Offset Amount
Net Fee	$ 2,347.70